Operating revenue (Tables)	12 Months Ended
Dec. 31, 2024
Revenue [abstract]
Summary Detail Operating Revenue Explanatory
Operating revenue for the years ended December 31, 2022, 2023 and 2024 are as follows:

	2022		2023	2024
Interest income	~~W~~	20,092,325	27,579,211	29,209,338
Fees and commission income		3,884,346	4,175,243	4,295,366
Insurance income		2,741,730	2,899,599	3,116,553
Reinsurance income		36,274	44,985	73,578
Insurance finance income		850,940	143,064	202,363
Dividend income		177,569	181,486	239,097
Net gain on financial instruments measured at fair value through profit or loss		2,452,828	4,254,811	4,264,126
Gain on trading derivatives measured at fair value through profit or loss		21,732,749	17,208,758	22,397,247
Net gain on financial instruments designated at fair value through profit or loss		914,386	438,709	252,924
Net gain on foreign currency transaction		4,282,148	3,201,023	8,084,564
Net gain on disposal of securities at fair value through other comprehensive income		26,427	50,793	197,708
Net gain on disposal of securities at amortized cost		4	358	—
Reversal of credit loss allowance		5,013	136	4,311
Gain related to hedging derivates		1,122,823	422,074	753,798
Other operating income		495,747	732,379	973,306

	~~W~~	58,815,309	61,332,629	74,064,279